EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2010
EMPLOYEE BENEFIT PLANS
9.      EMPLOYEE BENEFIT PLANS

Substantially all of the Company’s employees are eligible to enroll in Company sponsored healthcare plans, including coverage for medical and dental benefits. Our primary healthcare plans are national plans administered by third-party administrators. During 2010 and 2009, costs associated with these plans, net of amounts paid by employees, approximated $761,132 and $603,287, respectively.

Prior to January 1, 2009, the Company provided substantially all of its employees a qualified 401(k) savings plan.  Effective January 1, 2009, the Company converted its existing 401(k) plan to a Safe Harbor Plan.  Employees must be 18 years or older to participate, have been employed by the Company for one year and worked a minimum of 1,000 hours during that year.  The Company’s employer matching contribution equals 100% on the first 4% of each participant’s compensation which is deferred as an elective deferral.  The Safe Harbor matching contribution is paid on a payroll by payroll basis.  Employees are 100% vested in the plan after meeting all eligibility requirements and becoming a participant.